Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 306
Actuarial losses (gains) due to:
Experience	3	$ 2
Demographic assumption changes	7	(67)
Economic assumption changes	(194)	333
Return on plan assets (excluding interest income)	(70)	(310)
Ending balance	87	306
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,901	4,817
Current service cost	44	41
Interest cost	115	150
Actuarial losses (gains) due to:
Experience	3	2
Demographic assumption changes	7	(67)
Economic assumption changes	(194)	333
Benefits paid	(303)	(318)
Impact of changes in foreign exchange rates	(13)	(57)
Ending balance	4,560	4,901
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,595	4,453
Interest cost	109	140
Actuarial losses (gains) due to:
Benefits paid	(303)	(318)
Impact of changes in foreign exchange rates	(13)	(54)
Return on plan assets (excluding interest income)	70	310
Employer contributions	61	71
Administration costs	(9)	(7)
Ending balance	4,510	4,595
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	32
Actuarial losses (gains) due to:
Experience		(14)
Demographic assumption changes	1	(12)
Economic assumption changes	(29)	49
Return on plan assets (excluding interest income)	1	(33)
Ending balance	(3)	32
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	638	645
Interest cost	15	20
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Experience		(14)
Demographic assumption changes	1	(12)
Economic assumption changes	(29)	49
Benefits paid	(42)	(45)
Impact of changes in foreign exchange rates	(2)	(8)
Ending balance	584	638
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	606	598
Interest cost	14	19
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Benefits paid	(42)	(45)
Impact of changes in foreign exchange rates	(2)	(11)
Return on plan assets (excluding interest income)	(1)	33
Employer contributions	11	11
Administration costs	(2)	(2)
Ending balance	$ 587	$ 606